Summary of Significant Accounting Policies (Details 3) - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Total net unrealized depreciation on open futures and forward currency contracts		$ 4,931,684	$ (5,321,011)
Millburn Multi Markets Trading L P [Member]
Total futures and forward currency contracts		20,058,233	(387,941)
Total financial assets and liabilities at fair value		562,322,183	593,875,027
Investments in U.S. Treasury notes held in equity trading accounts as collateral		91,539,195	99,835,520
Investments in U.S. Treasury notes		408,476,105	440,688,034
Total investments in U.S. Treasury notes		500,015,300	540,523,554
Net unrealized appreciation on open futures and forward currency contracts		20,183,485	5,430,488
Net unrealized depreciation on open futures and forward currency contracts		(125,252)	(5,818,429)
Total net unrealized depreciation on open futures and forward currency contracts		20,058,233	(387,941)
Millburn Multi Markets Trading L P [Member] | Short-Term Money Market Funds [Member]
Investment owned	[1]	42,248,650	53,739,414
Millburn Multi Markets Trading L P [Member] | US Treasury Notes [Member]
Investment owned		500,015,300	540,523,554
Millburn Multi Markets Trading L P [Member] | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts		17,117,475	5,430,488
Millburn Multi Markets Trading L P [Member] | Total long forward currency contracts [Member] | Over the Counter [Member]
Over-the-counter forward currency contracts		2,940,758	(5,818,429)
Millburn Multi Markets Trading L P [Member] | Level 1 [Member]
Total futures and forward currency contracts		17,117,475	5,430,488
Total financial assets and liabilities at fair value		559,381,425	599,693,456
Millburn Multi Markets Trading L P [Member] | Level 1 [Member] | Short-Term Money Market Funds [Member]
Investment owned	[1]	42,248,650	53,739,414
Millburn Multi Markets Trading L P [Member] | Level 1 [Member] | US Treasury Notes [Member]
Investment owned		500,015,300	540,523,554
Millburn Multi Markets Trading L P [Member] | Level 1 [Member] | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts		17,117,475	5,430,488
Millburn Multi Markets Trading L P [Member] | Level 1 [Member] | Total long forward currency contracts [Member] | Over the Counter [Member]
Over-the-counter forward currency contracts		0	0
Millburn Multi Markets Trading L P [Member] | Level 2 [Member]
Total futures and forward currency contracts		2,940,758	(5,818,429)
Total financial assets and liabilities at fair value		2,940,758	(5,818,429)
Millburn Multi Markets Trading L P [Member] | Level 2 [Member] | Short-Term Money Market Funds [Member]
Investment owned	[1]	0	0
Millburn Multi Markets Trading L P [Member] | Level 2 [Member] | US Treasury Notes [Member]
Investment owned		0	0
Millburn Multi Markets Trading L P [Member] | Level 2 [Member] | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts		0	0
Millburn Multi Markets Trading L P [Member] | Level 2 [Member] | Total long forward currency contracts [Member] | Over the Counter [Member]
Over-the-counter forward currency contracts		2,940,758	(5,818,429)
Millburn Multi Markets Trading L P [Member] | Energy Related Derivative [Member] | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts		1,411,245	1,488,216
Millburn Multi Markets Trading L P [Member] | Energy Related Derivative [Member] | Level 1 [Member] | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts		1,411,245	1,488,216
Millburn Multi Markets Trading L P [Member] | Energy Related Derivative [Member] | Level 2 [Member] | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts		0	0
Millburn Multi Markets Trading L P [Member] | Commodity Contract [Member] | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts		2,970,371	(956,377)
Millburn Multi Markets Trading L P [Member] | Commodity Contract [Member] | Level 1 [Member] | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts		2,970,371	(956,377)
Millburn Multi Markets Trading L P [Member] | Commodity Contract [Member] | Level 2 [Member] | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts		0	0
Millburn Multi Markets Trading L P [Member] | Interest Rates [Member] | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts		2,061,873	1,988,070
Millburn Multi Markets Trading L P [Member] | Interest Rates [Member] | Level 1 [Member] | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts		2,061,873	1,988,070
Millburn Multi Markets Trading L P [Member] | Interest Rates [Member] | Level 2 [Member] | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts		0	0
Millburn Multi Markets Trading L P [Member] | LivestockContractMember | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts		(12,760)	(560)
Millburn Multi Markets Trading L P [Member] | LivestockContractMember | Level 1 [Member] | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts		(12,760)	(560)
Millburn Multi Markets Trading L P [Member] | LivestockContractMember | Level 2 [Member] | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts		0	0
Millburn Multi Markets Trading L P [Member] | MetalContractMember | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts		5,115,659	1,418,636
Millburn Multi Markets Trading L P [Member] | MetalContractMember | Level 1 [Member] | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts		5,115,659	1,418,636
Millburn Multi Markets Trading L P [Member] | MetalContractMember | Level 2 [Member] | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts		0	0
Millburn Multi Markets Trading L P [Member] | SoftsContractMember | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts		230,325	(11,671)
Millburn Multi Markets Trading L P [Member] | SoftsContractMember | Level 1 [Member] | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts		230,325	(11,671)
Millburn Multi Markets Trading L P [Member] | SoftsContractMember | Level 2 [Member] | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts		0	0
Millburn Multi Markets Trading L P [Member] | StockIndicesContractMember | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts		5,340,762	1,504,174
Millburn Multi Markets Trading L P [Member] | StockIndicesContractMember | Level 1 [Member] | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts		5,340,762	1,504,174
Millburn Multi Markets Trading L P [Member] | StockIndicesContractMember | Level 2 [Member] | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts		$ 0	$ 0

[1]	The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.